Debt (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Long-term Debt
As at January 31, 2025 and 2024, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2025
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	6.41%	6.61%	U.S. $465.7	$673.6 [a]
Term Loan B-2	December 2029	7.06%	7.31%	U.S. $488.8	706.9 [a]
Term Loan B-3	January 2031	7.06%	7.20%	U.S. $987.5	1,418.8 [a]
Term Loans	Mar. 2025 to Dec. 2030	0.93% to 3.89%	2.02% to 6.50%	€ 88.0	125.8
Total long-term debt					$2,925.1
Current					53.8
Non-current					2,871.3
Total long-term debt					$2,925.1
[a]
Net of unamortized transaction costs of nil for Term Loan
B-1,
nil for Term Loan
B-2
and $9.4 million for Term Loan
B-3.

January 31, 2024
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	7.43%	7.71%	U.S. $465.7	$623.4 [a]
Term Loan B-2	December 2029	8.08%	8.41%	U.S. $493.8	661.0 [a]
Term Loan B-3	January 2031	8.08%	8.23%	U.S. $997.5	1,325.3 [a]
Term Loans	Mar. 2024 to Dec. 2030	0.87% to 5.14%	1.90% to 6.28%	€ 109.1	153.4
Total long-term debt					$2,763.1
Current					58.1
Non-current					2,705.0
Total long-term debt					$2,763.1
[a]
Net of unamortized transaction costs of nil for Term Loan
B-1,
nil for Term Loan
B-2
and $10.0 million for Term Loan
B-3.

Summary of Changes in Long-term Debt
The following table explains the changes in long-term debt during the year ended January 31, 2025:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2024	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2025
Term Facility	$2,609.7	$—	$(20.9)	$209.1	$1.4	$2,799.3
Term Loans	153.4	3.6	(38.8)	5.0	2.6	125.8
Total	$2,763.1	$3.6	$(59.7)	$214.1	$4.0	$2,925.1
The following table explains the changes in long-term debt during the year ended January 31, 2024:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2023	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2024
Term Facility	$2,611.4	$—	$(25.5)	$10.2	$13.6	$2,609.7
Term Loans	178.8	3.3	(32.7)	0.6	3.4	153.4
Total	$2,790.2	$3.3	$(58.2)	$10.8	$17.0	$2,763.1